Stockholders’ Equity (Details Narrative) - USD ($)						1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Aug. 10, 2022	Dec. 16, 2021	Sep. 22, 2021	Aug. 31, 2021	Aug. 16, 2021	Sep. 30, 2021	Aug. 31, 2021	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Apr. 30, 2021
Class of Stock [Line Items]
Common stock, shares authorized		115,000,000		36,000,000			36,000,000	110,000,000		110,000,000		110,000,000	110,000,000
Preferred stock, shares issued				1,000,000			1,000,000	0		0		0	0
Preferred stock, shares authorized		5,000,000						5,000,000		5,000,000		5,000,000	5,000,000
Common stock, shares issued														85,000
Common stock, par value								$ 0.0001		$ 0.0001		$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares issued to warrants exercise												420,000
Stock issued during period, shares					85,000
Warrants and Rights Outstanding, Term												5 years
Class of Warrant or Right, Exercise Price of Warrants or Rights												$ 1.00
Warrant, Exercise Price, Increase												$ 5.00
Fair Value Adjustment of Warrants												$ 768,905
Class of Warrant or Right, Outstanding												0
Common stock voting rights, description		The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock		The Class B Common Stock is entitled to 10 votes for every 1 vote of the Class A Common Stock.
Stock issued during period value new issues								$ 3,060,809	$ 2,694,335	$ 1,362,234		$ 16,255,235
Aggregate proceeds from issuance of shares										$ 3,060,809	$ 2,694,335	$ 16,255,235
Two Thousand Twenty One Omnibus Equity Incentive Plan [Member]
Class of Stock [Line Items]
Restricted shares for consulting services, shares										300,000
Restricted shares for consulting services, value										$ 1,209,000
Purchase Agreement [Member]
Class of Stock [Line Items]
Stock issued during period, shares										971,867
Aggregate proceeds from issuance of shares										$ 3,435,809
Commitment shares								90,367		90,367
Share issuance costs										$ 375,000
Net Procceds from issuance of shares										$ 3,060,809
Craig Technical Consulting Inc [Member]
Class of Stock [Line Items]
Common stock, shares issued														85,000
Common stock, par value														$ 0.0001
Membership interest														100.00%
Craig Technical Consulting Inc [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of common stock													10.00%	100.00%
B Riley [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of common stock	4.99%
B Riley [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Percentage of outstanding shares of common stock	19.99%
Stock issued during period, shares	3,373,121
Common Class A [Member]
Class of Stock [Line Items]
Common stock, shares authorized		100,000,000		25,000,000			25,000,000	100,000,000		100,000,000		100,000,000	100,000,000
Common stock, shares issued								7,936,274		7,936,274		6,574,040	0
Sale of stock, shares		3,000,000				3,000,000	3,000,000
Sale of stock price per share		$ 5.00		$ 1.00		$ 1.00	$ 1.00		$ 1.00		$ 1.00
Net proceeds from stock issuance		$ 13,560,900				$ 2,694,335	$ 2,694,335
Restricted shares for consulting services, shares			200,000
Restricted shares for consulting services, value			$ 200,000
Common stock, shares issued to warrants exercise												374,040
Common stock, shares outstanding								7,936,274		7,936,274		6,574,040	0
Common Class A [Member] | Purchase Agreement [Member]
Class of Stock [Line Items]
Common stock, par value	$ 0.0001
Stock issued during period value new issues	$ 30,000,000
Common Class B [Member]
Class of Stock [Line Items]
Common stock, shares authorized		10,000,000		10,000,000			10,000,000	10,000,000		10,000,000		10,000,000	10,000,000
Common stock, shares issued								10,000,000		10,000,000		10,000,000	10,000,000
Common stock, par value					$ 0.0001
Sale of stock price per share					$ 0.0001
Common stock, shares outstanding								10,000,000		10,000,000		10,000,000	10,000,000
Stock issued during period, shares					10,000,000